Income per share (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2024	2023
Net income for the year attributable to common shareholders	$6,118	$26,085

Number of shares
Weighted average number of ordinary shares ‐ basic	250,651,506	224,946,412
Effect of dilutive stock options	5,120,572	230,302
Weighted average number of ordinary shares - diluted	255,772,078	225,176,714